Note 5 - Cumulative Preferred Stock Of Subsidiary	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
5.        CUMULATIVE PREFERRED STOCK OF SUBSIDIARY

In December 2011, the Company’s wholly-owned subsidiary, Juhl Renewable Assets, Inc. issued 180,000 shares of Cumulative Series A Preferred Stock at a stated price of $1.00 per share.  The subsidiary has designated 6,000,000 shares for this purpose. The Company expects to use the proceeds from the sale of preferred stock for investment in renewable energy projects or investments.  Holders of the Preferred stock will be entitled to receive, to the extent of legally available funds, a targeted dividend of 9% per annum, payable quarterly.  Dividends for the year ended December 31, 2011 were less than $1,000. The preferred shares carry no voting rights but have a liquidation preference over common stockholders of the subsidiary.  The Company has the call protection right whereby it has the right, but not an obligation, to redeem any outstanding shares subject to the provisions in the certificate of designation. The Company has treated the preferred stock as a liability based on the designations and rights offered to preferred stockholders.